OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount	$ 25,367	$ 23,754
Accumulated Amortization	19,750	18,144
Net Book Value	5,617	5,610
Customers relationships & Other [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	8,112	7,798
Net Book Value	622	936
IP & Technology [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	4,898	4,524
Net Book Value	2,121	2,495
Capitalized software development costs [Member]
Carrying Amount	9,614	8,001
Accumulated Amortization	6,740	5,822
Net Book Value	$ 2,874	$ 2,179